UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from
June 1, 2010 to December 1, 2010

Commission File Number of Issuing entity:	811-21967

CORTS TRUST VI FOR IBM DEBENTURES
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-133978

Structured Products Corp.
(Exact name of depositor as specified in its charter)

Structured Products Corp.
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

13-3692801
________________________________________
(I.R.S. Employer Identification No.)

388 Greenwich St.
New York, NY	10013
(Address of principal executive offices of issuing entity)	(Zip Code)

(212) 816-7496
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

CorTS Trust VI for IBM Debentures			☒

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?        YES        ☒      NO  _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated October 20, 2006, relating to the 6.375% Corporate-Backed Trust Securities (CorTS) Certificates (the “CorTS”) and the related Prospectus, dated September 19, 2006 (collectively, the “Prospectus”), of CorTS Trust VI for IBM Debentures (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The CorTS were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2  - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

The issuer of the underlying securities, or guarantor thereof, or successor thereto, as applicable, is subject to the information reporting requirements of the Securities Exchange Act of 1934, as amended  (the “Exchange Act”).  Periodic reports and other information required to be filed pursuant to the Exchange Act, by the issuer of the underlying securities, or guarantor thereof, or successor thereto, as applicable, maybe inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission (the “Commission”) at 450 Fifth Street, N.W.,  Washington, D.C.  20549.  The Commission also maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system.  Neither Structured Products Corp. nor the trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Structured Products Corp. nor the trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities, or guarantor thereof, or successor thereto, as applicable, or the underlying securities have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Underlying Securities Issuer(s) or Guarantor, or successor thereto	Exchange Act File Number
International Business Machines Corporation	001-02360

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 December 2010 Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 December 2010 Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Products Corp.
(Registrant)

Date: December 1, 2010

By: /s/ Stanley Louie
Name: Stanley Louie
Title: Vice President, Finance Officer

EXHIBIT INDEX

Exhibit Number                        Description
Exhibit 99.1                                Distribution Statement